3. Deposits (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deposits	$ 0	$ 1,308,830
Sunniva [Member]
Deposits		$ 1,308,830
Deposit written off	$ 1,308,830